+6

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 1.0%
	FIXED INCOME - 1.0%
71,500	Nuveen Preferred & Income Securities Fund	$ 600,600

	TOTAL CLOSED END FUNDS (Cost $592,106)	600,600

	COMMON STOCKS — 10.6%
	BUSINESS DEVELOPMENT COMPANIES - 7.0%
58,000	Ares Capital Corporation	1,215,100
75,000	FS KKR Capital Corporation	1,711,500
27,000	Main Street Capital Corporation	1,151,280
		4,077,880
	MORTGAGE FINANCE - 3.6%
39,000	AGNC Investment Corporation	510,900
65,000	Starwood Property Trust, Inc.	1,571,050
		2,081,950

	TOTAL COMMON STOCKS (Cost $6,130,338)	6,159,830

	EXCHANGE-TRADED FUNDS — 63.5%
	EQUITY - 7.9%
31,500	Alerian MLP ETF	1,206,450
15,000	iShares Mortgage Real Estate ETF	490,050
162,000	VanEck Vectors BDC Income ETF	2,901,420
		4,597,920
	FIXED INCOME - 53.6%
167,000	Invesco Senior Loan ETF	3,635,590
17,500	iShares 20+ Year Treasury Bond ETF	2,311,400
10,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,209,400
36,000	iShares JP Morgan USD Emerging Markets Bond ETF	3,519,360
144,000	iShares Preferred & Income Securities ETF	5,244,480
27,500	ProShares Short 20+ Year Treasury(a)	486,475
117,000	SPDR Blackstone Senior Loan ETF	5,260,320
36,000	SPDR Bloomberg Convertible Securities ETF	2,770,200

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.5% (Continued)
	FIXED INCOME - 53.6% (Continued)
12,000	SPDR Bloomberg High Yield Bond ETF	$ 1,230,000
164,000	VanEck Emerging Markets High Yield Bond ETF	3,306,240
38,000	VanEck Fallen Angel High Yield Bond ETF	1,155,200
50,000	Virtus InfraCap U.S. Preferred Stock ETF	1,204,000
		31,332,665
	MIXED ALLOCATION - 2.0%
53,500	Invesco CEF Income Composite ETF	1,180,745

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,768,073)	37,111,330

	SHORT-TERM INVESTMENTS — 25.0%
	MONEY MARKET FUNDS - 25.0%
14,229,511	First American Government Obligations Fund, Class X, 0.18%(b)	14,229,511
375,631	Goldman Sachs Financial Square Government Fund, 0.01%(b)	375,631
	TOTAL MONEY MARKET FUNDS (Cost $14,605,142)	14,605,142

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,605,142)	14,605,142

	TOTAL INVESTMENTS - 100.1% (Cost $58,095,659)	$ 58,476,902
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(60,257)
	NET ASSETS - 100.0%	$ 58,416,645

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.